Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024			$ 92,707,344	$ (28,033,030)	$ (5,298,505)	$ (398,446)	$ 58,977,363
Balance, shares at Dec. 31, 2024	[1]	31,682
Net Loss				(1,361,018)			(1,361,018)
Foreign Currency Translation Adjustment					407,538		407,538
Disposal of subsidiaries						398,446	398,446
Balance at Jun. 30, 2025			92,707,344	(29,394,048)	(4,890,966)		58,422,330
Balance, shares at Jun. 30, 2025	[1]	31,682
Balance at Dec. 31, 2025			101,235,450	(46,623,779)	(5,216,794)		49,394,877
Balance, shares at Dec. 31, 2025	[1]	156,434
Issuance of shares due to roundup of fractional shares in share consolidation
Issuance of shares due to roundup of fractional shares in share consolidation, shares	[1]	45
Issuance of shares of common stock			58,833,231				58,833,231
Issuance of shares of common stock, shares	[1]	26,173,992
Net Loss				(15,847,413)			(15,847,413)
Foreign Currency Translation Adjustment					(1,219,310)		(1,219,310)
Balance at Jun. 30, 2026			$ 160,068,681	$ (62,471,192)	$ (6,436,104)		$ 91,161,385
Balance, shares at Jun. 30, 2026	[1]	26,330,471

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12)